UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page



Report for the Calendar year or Quarter Ended September 30, 2012

Check here if Amendment:	|_|;	Amendment Number: __

This Amendment:			|_| is a reinstatement
				|_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Meditor Group Ltd

Address:	79 Front Street
		Hamilton
		HM12, Bermuda

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on Behalf of Reporting Manager

Name:	Peter Gracey
Title:	Director
Phone:	0014412965946


Signature, Place and Date of Signing:

/s/ P.Gracey		Hamilton, Bermuda	October 24, 2012
--------------------	--------------------	--------------------
[Signature]		[City, State]		[Date]


Report Type: (Check only one):

[X]	13F HOLDINGS REPORT.

[_]	13F NOTICE.

[_]	13F COMBINATION REPORT.


EDGAR


FORM 13F SUMMARY

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total:	$866,835
					(thousands)


Lists of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE


							   VALUE  SHARES/   SH/ PUT/ INVSTMT   OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP	  (x$1000)PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE      SHARED   NONE
------------------------------	--------------	--------- ------- -------   --- ---- ------- ---------- --------- ------- ----

AMERICAN INTERNATIONAL GROUP	COM		026874784 64,744  1,974,500 SH 	     SOLE               1,974,500 0	  0
ALKERMES PLC			SHS		G01767105 12,450  600,000   SH	     SOLE		600,000	  0	  0
AMAG PHARMACEUTICALS INC	COM		00163U106 3,370   190,000   SH	     SOLE		190,000	  0	  0
AOL INC				COM		00184X105 26,045  739,312   SH	     SOLE	        739,312	  0 	  0
ANADARKO PETROLEUM CORP	        COM		032511107 4,182   59,820    SH	     SOLE		59,820	  0       0
AMERICAN AXLE & MFG HOLDINGS    COM		024061103 3,194	  283,420   SH	     SOLE	        283,420   0 	  0
BRUKER CORP			COM		116794108 4,516	  345,000   SH	     SOLE		345,000	  0	  0
CADENCE PHARMACEUTICALS INC	COM		12738T100 1,372	  350,000   SH	     SOLE	        350,000	  0       0
CF INDUSTRIES HOLDINGS INC	COM		125269100 3,467	  15,600    SH	     SOLE		15,600	  0	  0
CNH GLOBAL N.V.			SHS		N20935206 2,947	  76,000    SH	     SOLE	        76,000	  0	  0
CITRIX SYSTEMS INC		COM		177376100 25,790  337,000   SH	     SOLE		337,000	  0	  0
DELTA AIR LINES INC		COM		247361702 2,134	  233,000   SH	     SOLE	        233,000	  0	  0
ENDOCYTE INC			COM		29269A102 1,994	  200,000   SH	     SOLE	        200,000   0	  0
ELAN CORP PLC-SPONS ADR		ADR		284131208 6,164	  575,000   SH	     SOLE		575,000	  0	  0
EDWARDS GROUP LTD-SPON ADR	ADR		281736108 415	  59,800    SH	     SOLE		59,800    0	  0
EXELIXIS INC			COM		30161Q104 47,285  9,800,000 SH	     SOLE	        9,800,000 0       0
FREEPORT-MCMORAN COPPER		COM		35671D857 2,098	  53,000    SH	     SOLE		53,000	  0	  0
MARKET VECTORS GOLD MINERS	ETF	        5706U100  825	  15,370    SH	     SOLE	        15,370	  0	  0
GEO GROUP INC/THE		COM		36159R103 4,151	  150,000   SH	     SOLE 		150,000   0       0
GOOGLE INC-CL A		        CL A		38259P508 70,674  93,670    SH	     SOLE		93,670	  0       0
GOLDMAN SACHS GROUP INC		COM		38141G104 3,354	  29,500    SH	     SOLE		29,500	  0	  0
GT ADVANCED TECHNOLOGIES INC	COM		36191U106 11,450  2,102,874 SH	     SOLE		2,102,874 0	  0
HALLIBURTON CO			COM		406216101 3,841	  114,000   SH	     SOLE		114,000	  0	  0
HEWLETT-PACKARD CO		COM		428236103 72,137  4,228,423 SH	     SOLE		4,228,423 0	  0
MERCK & CO. INC.		COM		58933Y105 106,632 2,364,600 SH	     SOLE		2,364,600 0	  0
MICROSOFT CORP			COM		594918104 11,904  400,000   SH	     SOLE	        400,000	  0       0
MICRON TECHNOLOGY INC		COM		595112103 2,392   400,000   SH	     SOLE		400,000	  0	  0
NEXEN INC			COM		65334H102 4,460	  176,000   SH	     SOLE		176,000	  0	  0
ONYX PHARMACEUTICALS INC	COM		683399109 91,607  1,084,103 SH	     SOLE		1,084,103 0	  0
OPTIMER PHARMACEUTICALS INC	COM		68401H104 11,578  820,000   SH	     SOLE		820,000	  0	  0
VERIFONE SYSTEMS INC		COM		92342Y109 1,922	  69,000    SH	     SOLE	        69,000    0	  0
PETROLEO BRASILEIRO S.A.-ADR	ADR	  	71654V408 20,871  910,000   SH	     SOLE	    	910,000	  0	  0
PFIZER INC			COM		717081103 44,126  1,775,699 SH	     SOLE		1,755,699 0	  0
RESEARCH IN MOTION	  	COM	 	760975102 35,994  4,799,200 SH	     SOLE	        4,799,200 0	  0
SIGNET JEWELERS LTD		SHS		G81276100 3,255	  66,755    SH	     SOLE		66,755	  0	  0
SEQUENOM INC			COM		817337405 13,011  3,685,800 SH	     SOLE		3,685,800 0	  0
TERADYNE INC			COM		880770102 2,844   200,000   SH	     SOLE		200,000	  0	  0
DOMTAR CORP			COM		257559203 15,157  193,600   SH	     SOLE		193,600   0	  0
VALE SA-SP ADR			ADR		91912E105 2,094   117,000   SH	     SOLE		117,000	  0	  0
VISTEON CORP			COM		92839U206 15,116  340,000   SH	     SOLE	        340,000	  0	  0
VIVUS INC			COM		928551100 90,770  5,096,600 SH 	     SOLE		5,096,600 0	  0
WPX ENERGY INC			COM		98212B103 14,502  874,151   SH	     SOLE		874,151	  0       0






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